Segment information	6 Months Ended
Jun. 30, 2023
Segment Information
Segment information

8. Segment information

The Company operates in a single operating segment, being the biopharmaceutical segment.

Aeterna Zentaris Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of June 30, 2023, and for the three and six months ended June 30, 2023, and 2022

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)